Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other assets abstract
Schedule of other non current and current assets

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits	21,530	420	21,950	17,492	293	17,785
Prepayments and accrued income	11	5,694	5,705	37	5,925	5,962
Advances to suppliers	—	11,296	11,296	—	—	—
Other assets	615	169,067	169,682	689	24,390	25,079
Total	22,156	186,477	208,633	18,218	30,608	48,826